SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS (Details) ¥ in Thousands, $ in Thousands		1 Months Ended						3 Months Ended	12 Months Ended
	Jan. 26, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥) shares	Jun. 30, 2023 CNY (¥)	Apr. 30, 2022 CNY (¥)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Aug. 31, 2023	Jan. 25, 2022
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Contribution from non-controlling interest shareholders									¥ 10,292		¥ 17,000
Treasury stock, value, acquired, cost method											¥ 43,000	¥ 43,000
Repurchase of ordinary shares of Jiangxi Jinko									¥ (300,087)
Ordinary shares issued upon a conversion of convertible securities (in shares) | shares									2,938,412	2,938,412		3,281,244
Exercise of share option (in shares) | shares									0	0	175,536	105,200
Cash received from the exercise of share options									¥ 0		¥ 5,024	¥ 10,185
Non-controlling interest
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Contribution from non-controlling interest shareholders									10,292		17,000
Repurchase of ordinary shares of Jiangxi Jinko									(178,718)
Additional paid-in capital
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Contribution from non-controlling interest shareholders									0		0
Repurchase of ordinary shares of Jiangxi Jinko									¥ (121,369)
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Ownership interest held	58.62%
Amount of dividends declared				¥ 890,000	¥ 230,000
Amount of dividends distributed				¥ 368,000								¥ 95,000
Jiangxi Jinko
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership						73.30%	73.30%
Non-controlling interests' ownership of the subsidiary		41.24%	41.20%					41.24%	41.24%	41.24%			41.38%
Repurchase of ordinary shares (in shares) | shares			29,721,264
Treasury stock, value, acquired, cost method			¥ 300,000
Treasury stock, shares, acquired | shares			29,721,264
Ordinary shares issued upon a conversion of convertible securities (in shares) | shares								2,750
Jiangxi Jinko | Additional paid-in capital
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Repurchase of ordinary shares of Jiangxi Jinko			¥ 121,000
Jiangxi Jinko | Jiangxi Jinko 2022 Plan
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Exercise of share option (in shares) | shares								5,193,983
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership		58.80%						58.80%	58.80%	58.80%
Non-controlling interests' ownership of the subsidiary	41.38%													26.72%
Cash received from the exercise of share options									¥ 45,289	$ 6,379
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	¥ 9,723,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO | Non-controlling interest
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	6,419,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO | Additional paid-in capital
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	¥ 3,304,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | Jiangxi Jinko 2022 Plan
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Exercise of share option (in shares) | shares									5,193,983	5,193,983
Cash received from the exercise of share options		¥ 45,000									¥ 0
JinkoSolar Investment Limited. ("Paker")
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership		100.00%						100.00%	100.00%	100.00%
2029 Convertible Notes
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Principal amount of debt converted								¥ 38
JinkoSolar International Development Limited.
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net of cash disposed of, cash payment from, disposal of subsidiaries						¥ 3,100,000	$ 461,000
Contribution from non-controlling interest shareholders									¥ 140,000
JinkoSolar International Development Limited. | Jiangxi Jinko
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership						26.70%	26.70%